Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Income tax benefit	$ (2,435)	$ (5,028)	$ 41,098
Share Based Compensation
Share-Based Compensation
Total compensation	12,318	12,132	20,631
Income tax benefit	2,605	2,545	4,201
Share Based Compensation | Cost of revenues
Share-Based Compensation
Total compensation	173	157	481
Share Based Compensation | Research and development
Share-Based Compensation
Total compensation	9,819	9,414	15,345
Share Based Compensation | General and administrative
Share-Based Compensation
Total compensation	891	1,108	2,193
Share Based Compensation | Sales and marketing
Share-Based Compensation
Total compensation	$ 1,435	$ 1,453	$ 2,612